Property and Equipment, Net (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
4. Property and Equipment, Net
The Company’s Property and equipment, net, were included in the disposal group as part of the MannKind Transaction (as defined in Note 6, Significant Agreements). The Company recorded a full write-down of its net property and equipment balance during the three months ended June 30, 2024 and completed the disposal during the three months ended September 30, 2024:

	September 30, 2024	December 31, 2023
Laboratory equipment	$—	$1,656
Office furniture and equipment	—	401
Computer equipment	—	237
Capital in progress	—	600
	—	2,894
Less accumulated depreciation and amortization	—	(1,736)
Property and equipment, net	$—	$1,158

Depreciation and amortization expense for the nine months ended September 30, 2024 and 2023 was $106 and $96, respectively.

4. Property and Equipment, Net
Property and equipment, net consisted of the following:

	December 31, 2023	December 31, 2022
Laboratory equipment	$ 1,656	$1,827
Capital in progress	600	—
Office furniture and equipment	401	217
Computer equipment	237	275
Leasehold improvements	—	664
	2,894	2,983
Less accumulated depreciation and amortization	(1,736)	(2,748)
Property and equipment, net	$1,158	$235

Depreciation and amortization expense for the year ended December 31, 2023 and 2022 was $134 and $162, respectively. During the year ended December 31, 2023, the Company disposed of certain property and equipment primarily in connection with moving to its new office, resulting in a loss on disposal of $8. During the year ended December 31, 2022, the Company disposed of certain fixed assets with immaterial gross costs and accumulated depreciation.